ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of consolidated financial information of Company's VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Jan. 01, 2019	Dec. 31, 2016
Consolidated financial information
Cash and cash equivalents	$ 4,473	$ 15,333
Short term investments	1,436	0
Accounts receivable, net	649	2,584
Inventory	21,981	59,197
Prepaid expenses and other current assets	30,454	49,515			$ 47,080
Total current assets	72,772	156,762
Property and equipment, net	851	1,555
Long-term investments	13,454	22,341
Goodwill	124	84,434	$ 101,937			$ 0
Amount due from a related party-non-current	131,758	133,880
Restricted cash - non-current	358	36,362
Right-of-use assets	5,506	0			8,582
Other non-current assets	680	767
Total assets	226,211	437,193
Accounts payable	5,393	8,255
Short-term Debt	31,077	49,887		$ 718
Accrued expenses and other current liabilities	37,068	33,055			$ 33,039
Payable to investors	14	15
Amounts due to related parties	774	55
Deferred revenue	750	3,716
Contingent consideration	204	11,929
Income tax payable	20,054	20,602
Total current liabilities	98,170	127,514
Long-term contingent consideration	828	93,741
Total non-current liabilities	2,808	128,741
Total liabilities	100,978	256,255
Revenues	349,783	498,198	174,624
Loss from continuing operations	(107,484)	(158,817)	8,749
Loss from discontinued operations	0	223,298	(119,252)
Net cash provided by operating activities	(34,203)	(60,239)	(114,964)
Net cash provided by (used in) investing activities	17,592	170,844	263,285
Net cash provided by (used in) financing activities	(23,446)	(254,179)	(67,113)
Variable Interest Entity [Member]
Consolidated financial information
Cash and cash equivalents	1,344	9,363
Short term investments	1,436	0
Accounts receivable, net	421	2,215
Inventory	20,598	57,859
Prepaid expenses and other current assets	28,620	46,247
Amounts due from related parties	688	20,008
Total current assets	53,107	135,692
Property and equipment, net	329	489
Long-term investments	1,799	1,900
Goodwill		64,364
Amount due from a related party-non-current	40,000	40,000
Restricted cash - non-current	358	363
Right-of-use assets	2,813	0
Other non-current assets	660	747
Total non-current assets	45,959	107,863
Total assets	99,066	243,555
Accounts payable	4,448	6,849
Short-term Debt	10,177	29,816
Accrued expenses and other current liabilities	22,859	19,135
Operating lease liabilities - current	1,441	0
Payable to investors	14	15
Amounts due to related parties	774	28
Deferred revenue	15	3,099
Contingent consideration	0	11,929
Income tax payable	9,116	10,920
Total current liabilities	56,744	81,791
Long-term contingent consideration	0	88,098
Operating lease liabilities - non-current	810	0
Total non-current liabilities	810	88,098
Total liabilities	57,554	169,889
Revenues	339,210	486,388	153,759
Loss from continuing operations	(74,104)	(82,304)	(19,250)
Loss from discontinued operations		(5,220)	(22,995)
Net cash provided by operating activities	(5,118)	(14,403)	(146,911)
Net cash provided by (used in) investing activities	8,667	(11,441)	22,943
Net cash provided by (used in) financing activities	(11,545)	$ 27,018	$ 37,208
VIE with recourse
Consolidated financial information
Short-term Debt	7,900
Variable Interest Entity [Member]
Consolidated financial information
Short-term Debt	$ 18,077